Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenue
Oil and gas sales	$ 93,471	$ 136,407	$ 597,255	$ 401,222
Operating expenses
Lease operating costs	43,085	49,365	173,327	134,684
General and administrative	1,419,213	977,990	4,668,636	4,150,708
Stock based compensation	0	123,754	123,754	1,536,895
Depreciation, depletion, amortization and accretion	2,823	2,867	14,107	12,300
Total operating expenses	1,465,121	1,153,976	4,979,824	5,834,587
Loss from operations	(1,371,650)	(1,017,569)	(4,382,569)	(5,433,365)
Other income (expense)
Interest expense	(1,158,293)	(1,161,275)	(4,705,624)	(1,979,290)
Equity (deficit) in earnings of unconsolidated entity	1,097,839	965,910	(9,461,874)	(9,430,946)
Gain (loss) on derivative and warrant liability	1,281,706	(65,010,723)	(89,523,091)	(152,831,568)
Interest and other income			331,193	0
Total other income (expense)	(974,426)	(67,137,908)	(103,359,396)	(164,241,804)
Net loss before income taxes	(2,346,076)	(68,155,477)	(107,741,965)	(169,675,169)
Income tax benefit (expense)	0	0	0	0
Net loss	$ (2,346,076)	$ (68,155,477)	(107,741,965)	(169,675,169)
Less preferred dividends			0	(84,156,455)
Net loss attributable to common stockholders			$ (107,741,965)	$ (253,831,624)
Net loss per Share - basic and diluted	$ (0.12)	$ (10.99)	$ (11.16)	$ (102.29)
Weighted average number of common shares outstanding
Basic and Diluted	19,718,868	6,199,798	9,650,178	2,481,545